Exploration in non-operating areas - Schedule of main projects of exploration in non-operating areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	$ 14,252	$ 11,270	$ 8,475
Emperatriz
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	5,243	5,742	4,600
Marcapunta
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	4,008	1,383	86
San Gabriel [Member]
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	282	1,010	0
General explorations [Member]
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	1,361	969	976
Ccelloccasa [Member]
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	1,748	405	193
Projects - Management
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	1,464	1,441	957
Don Jorge [Member]
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	131	135	109
ADGEMINCO explorations
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	0	119	1,311
Other Project [Member]
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	$ 15	$ 66	$ 243